Financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
Summary of financial assets
Financial assets consisted of the following:

		At December 31,
		2021			2020
	Note	Current	Non-current	Total	Current	Non-current	Total
		(€ million)
Derivative financial assets	17	€53	€—	€53	€3	€—	€3
Financial securities measured at fair value through other comprehensive income	24	67	38	105	—	—	—
Financial securities measured at fair value through profit or loss	24	629	378	1,007	413	302	715
Financial securities measured at amortized cost		1,087	29	1,116	518	110	628
Financial receivables		65	117	182	—	—	—
Collateral deposits(1)	24	2	45	47	1	—	1
Total financial assets		€1,903	€607	€2,510	€935	€412	€1,347
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(1) Collateral deposits are held in connection with derivative transactions and debt obligations.